Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
Schedule of accrued expenses

	As of
(in thousands)	September 30, 2021	December 31, 2020
Vendor payments	$5,254	$3,896
Employee commissions and bonuses	8,372	11,344
Payroll and other employee related expense	8,810	6,957
401k and pension expense	1,459	1,358
Other taxes	1,232	1,864
Total accrued expense	$25,127	$25,419

	As of
	December 31,	December 31,
(in thousands)	2020	2019
Vendor payments	$3,896	$2,918
Employee commissions and bonuses	11,344	9,000
Payroll and other employee related expense	6,957	2,789
401k and pension expense	1,358	851
Other taxes	1,864	820
Total accrued expense	$25,419	$16,378

Schedule of future minimum lease obligations

Year Ending
(in thousands)	December 31,
2021(for remaining three months)	$1,550
2022	5,347
2023	4,880
2024	1,015
2025	981
2026	368
Thereafter	76
$14,217

Year Ending
(in thousands)	December 31,
2021	$5,458
2022	4,004
2023	3,461
2024	242
$13,165

Schedule of future minimum lease payments under agreement (including interest)

Year Ending
(in thousands)	December 31,
2021 (for remaining three months)	$674
2022	2,144
2023	1,937
2024	598
2025	170
Total	5,523
Less: Amount representing interest	(277)
Present Value of net minimum capital lease payments	$5,246

Capital leases short term	$2,140
Capital leases long term	3,106
Total	$5,246

Year Ending
(in thousands)	December 31,
2021	$1,613
2022	1,615
2023	1,409
2024	510
2025	170
Total	5,317
Less: Amount representing interest	(355)
Present Value of net minimum capital lease payments	$4,962
Capital leases short term	$1,515
Capital leases long term	3,447
Total	$4,962